Natural and environmental resources (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Natural and environmental resources [Line Items]
Net balance	$ 33,235,969	$ 31,934,159
Gross carrying amount [member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	65,367,278
Additions/capitalizations (1)	1,320,790
Decrease in abandonment costs (Note 20)	0
Disposals	(2,910)
Disposals of exploratory assets and dry wells	0
Capitalized financial interests	41,235
Exchange differences capitalized	1,239
Foreign currency translation	1,104,483
Reclassifications/transfers	209,981
Balance	68,042,096
Gross carrying amount [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	7,231,851
Additions/capitalizations (1)	268,342
Decrease in abandonment costs (Note 20)	(36,272)
Disposals	0
Disposals of exploratory assets and dry wells	0
Capitalized financial interests	0
Exchange differences capitalized	0
Foreign currency translation	54,156
Reclassifications/transfers	1,309
Balance	7,519,386
Gross carrying amount [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	8,867,894
Additions/capitalizations (1)	1,277,658
Decrease in abandonment costs (Note 20)	0
Disposals	(4,924)
Disposals of exploratory assets and dry wells	170,204
Capitalized financial interests	14,436
Exchange differences capitalized	434
Foreign currency translation	580,513
Reclassifications/transfers	11,865
Balance	10,577,672
Accumulated amortization | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(46,106,147)
Disposals	325
Amortization expense	(1,675,973)
Foreign currency translation	788,135
Reclassifications/transfers	(256,321)
Balance	(48,826,251)
Accumulated amortization | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(2,981,449)
Disposals	0
Amortization expense	(735,839)
Foreign currency translation	23,432
Reclassifications/transfers	0
Balance	(3,740,720)
Accumulated amortization | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(445,268)
Disposals	0
Amortization expense	0
Foreign currency translation	0
Reclassifications/transfers	109,054
Balance	(336,214)
Natural and environmental resources [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	33,235,969	31,934,159
Natural and environmental resources [Member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	19,215,845	19,261,131
Natural and environmental resources [Member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	3,778,666	4,250,402
Natural and environmental resources [Member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	10,241,458	$ 8,422,626
Natural and environmental resources [Member] | Gross carrying amount [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	81,467,023
Additions/capitalizations (1)	2,866,790
Decrease in abandonment costs (Note 20)	(36,272)
Disposals	(7,834)
Disposals of exploratory assets and dry wells	170,204
Capitalized financial interests	55,671
Exchange differences capitalized	1,673
Foreign currency translation	1,739,152
Reclassifications/transfers	223,155
Balance	86,139,154
Natural and environmental resources [Member] | Accumulated amortization
Disclosure of Natural and environmental resources [Line Items]
Balance	(49,532,864)
Disposals	325
Amortization expense	(2,411,812)
Foreign currency translation	811,567
Reclassifications/transfers	(147,267)
Balance	$ (52,903,185)